Shareholders' Equity - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Common stock, shares authorized (in shares)	1,200,000,000	1,200,000,000	1,200,000,000
Preferred stock, authorized (in shares)	20,000,000		20,000,000
Preferred stock, issued (in shares)	0		0
Additional paid in capital, period increase (decrease)	$ (267)